Note 8 - Common Stock (Details Textual) - USD ($)	1 Months Ended		3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2017	Oct. 31, 2014	Mar. 31, 2017	Mar. 31, 2016	Nov. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 14, 2016	Jun. 13, 2016
Common Stock, Shares Authorized	300,000,000		300,000,000			300,000,000	150,000,000		300,000,000	150,000,000
Stock Issued During Period, Shares, Warrants Exercised	983,334
Proceeds from Warrant Exercises	$ 49,167
Common Stock, Capital Shares Reserved for Future Issuance	92,895,777		92,895,777			95,106,312
2006 Equity Incentive Plan [Member]
Allocated Share-based Compensation Expense			$ 14,580	$ 13,686		$ 54,805	$ 67,905	$ 101,191
Common Stock, Capital Shares Reserved for Future Issuance						1,705,500
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						3 years
2006 Equity Incentive Plan [Member] | Incentive Stock Options (ISO's) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent						110.00%
Equity Incentive Plan 2016 [Member]
Common Stock, Capital Shares Reserved for Future Issuance						3,000,000
Expense Associated with Warrant Modifications [Member]
Stock Issued During Period, Shares, Warrants Exercised		3,176,000				21,884,420
Proceeds from Warrant Exercises		$ 873,400				$ 1,339,801
Third Party Consulting Services [Member]
Stock Issued During Period, Shares, Issued for Services					378,205
Allocated Share-based Compensation Expense					$ 100,000